System Fund - Summary of System Fund Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
System fund [line items]
Depreciation and amortisation	$ 98	$ 110	$ 116
Impairment loss on financial assets	0	88	8
Other impairment (reversals)/charges	4	226	131
System Fund [member]
System fund [line items]
Marketing	147	109	461
Depreciation and amortisation	94	62	54
Impairment loss on financial assets	(6)	24	12
Other impairment (reversals)/charges	(3)	41
Costs are borne by the System Fund [member] | System Fund [member]
System fund [line items]
Payroll costs	$ 304	$ 242	$ 313